Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2015		Sep. 30, 2014
Cash flows from operating activities
Net loss	$ (2,072,548)		$ (1,271,934)
Adjustments to reconcile net loss to net cash used in operations:
Depreciation	699		11,291
Amortization	88,142		85,039
Impairment of intangible assets	277,061
Bad debt expense (benefit)	(4,672)		4,492
Write down of inventory	369,586
Unrealized (gain) loss on fair value of embedded derivatives	(41,265)		(31,924)
Accretion of interest on convertible note			129,414
Accretion of interest on debt discount	258,379
Non-cash stock-based compensation expense	147,048		161,232
Non-cash settlement of prior debt owed	(732,561)		(769,148)
Accrued interest payable	20,075		66,498
Changes in assets and liabilities:
Accounts receivable	54,440		422,733
Other receivables			21,096
Inventory	174,559		161,766
Prepaid expenses and other current assets	200,005		149,234
Other assets	135,773		14,132
Accounts payable	91,266		111,418
Accrued liabilities and accrued warranty	(65,491)		(44,935)
Deferred revenue	(15,450)		20,000
Net cash used in operating activities	(1,114,954)		(759,596)
Cash flows from investing activities
Acquisition of patents	(42,373)
Net cash used in investing activities	(42,373)
Cash flows from financing activities
Borrowing on convertible notes payable			600,000
Repayment of notes payable	(109,164)		(130,480)
Proceeds from issuance of common stock	1,247,440		625,000
Repayments on capital lease obligations			(299)
Payment of placement agent and registration fees and other direct costs			(36,618)
Employee taxes paid for vesting of restricted stock			(8,692)
Net cash provided by financing activities	1,138,276		1,048,911
Net increase (decrease) in cash	(19,051)		289,315
Cash
Beginning of period	61,542	[1]	150,081
End of period	42,491		439,396
Supplemental cash flows disclosures:
Cash paid during the period for interest	2,991		51,667
Supplemental disclosure of non-cash financing activity:
Embedded derivative on convertible note issued	176,771		122,630
Embedded derivative converted to equity	88,333		102,731
Beneficial conversion feature on note refinance	500,000
Grant of warrants on issue of convertible note			170,767
Refinance of line of credit to convertible note payable	500,000
Preferred stock dividend, paid in common stock			18,927
Note issued in exchange for accounts payable			160,000
Conversion of preferred stock to common stock			1,168,787
Conversion of convertible note to common stock	670,531		392,612
Purchase Agreement Fees [Member]
Supplemental disclosure of non-cash financing activity:
Common stock issued	12,107
To Settle Claim [Member]
Supplemental disclosure of non-cash financing activity:
Common stock issued			250,000
Notes Payable, Other Payables [Member]
Supplemental disclosure of non-cash financing activity:
Note issued in exchange for accounts payable	$ 225,000
Convertible Note Payable [Member] | Financial Advisory Services Fees [Member]
Supplemental disclosure of non-cash financing activity:
Note issued in exchange for accounts payable			$ 160,000

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited consolidated financial statements as of that date.